Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 1,866	$ 2,035
Accounts receivable, net of allowance for doubtful accounts of $43 and $112 at December 31, 2016 and 2015, respectively	4,155	5,565
Inventories	1,112	567
Other current assets	345	331
Total current assets	7,478	8,498
Property, plant and equipment, net	1,760	2,771
Intangible assets	4,031	5,331
Goodwill	633	633
Other assets	352	450
Total assets	14,254	17,683
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Accounts payable	6,612	5,339
Accrued expenses	1,747	2,313
Short-term debt	5,821	5,330
Other current liabilities	2,621	2,873
Total current liabilities	16,801	15,855
Other long-term liabilities	317	1,611
Commitments and contingencies (Note 10)
Stockholders’ (deficit) equity:
Common stock, par value $.04 per share; Authorized 240,000,000 shares; Issued: 10,103,525 shares and 5,201,733 shares at December 31, 2016 and 2015, respectively. Outstanding: 10,103,525 shares and 5,201,107 shares at December 31, 2016 and 2015, respectively	404	3,121
Additional paid-in capital	166,084	156,195
Accumulated deficit	(169,352)	(159,028)
Stockholders' equity (deficit) before treasury stock	(2,864)	288
Less: Treasury stock, at cost; 0 and 626 shares at December 31, 2016 and 2015, respectively	0	(71)
Total stockholders' (deficit) equity	(2,864)	217
Total liabilities and stockholders' (deficit) equity	$ 14,254	$ 17,683